Business Division Information and Geographical Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of amount and geographic location of revenues

The table below sets forth our revenue based on our business segments for the three and nine months ended September 30, 2015 and 2014:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Social Networks	$694,649	$127,845	$1,756,011	$191,748
Business Services	606,897	226,058	1,583,946	427,286
Funding	87,529	—	118,516	—
	$1,389,075	$353,903	$3,458,473	$619,034

For the three and nine months ended September 30, 2015 and 2014, the Company generated revenues in the United States, Europe (excluding the U.K.) and the United Kingdom as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
United States	$93,734	$93,388	$147,261	$160,165
Europe	642,494	60,543	1,605,730	60,543
United Kingdom	652,847	199,972	1,705,482	398,326
	$1,389,075	$353,903	$3,458,473	$619,034

The table below sets forth the amount and geographic location of revenues we have recognized for the years ended December 31, 2014 and 2013:

	Years Ended December 31,
	2014	2013
United States	$167,732	$384,983
Europe	500,268	-
United Kingdom	966,602	356,802
	$1,634,602	$741,785

Schedule of business segment information

 As of September 30, 2015 and December 31, 2014, the Company has assets in the U.S., Europe and the U.K.:

	September 30, 2015	December 31, 2014
	(Unaudited)
Total assets in the U.S.	$3,770,434	$2,129,289
Total assets in Europe	13,526,674	13,033,559
Total assets in the U.K.	13,019,767	12,259,732
Total assets	$30,316,875	$27,422,580

As of September 30, 2015 and December 31, 2014, the Company has liabilities in the U.S., Europe and the U.K.:

	September 30, 2015	December 31, 2014
	(Unaudited)
Total liabilities in the U.S.	$6,779,935	$5,764,898
Total liabilities in Europe	4,011,911	2,204,411
Total liabilities in the U.K.	2,040,693	1,055,653
Total liabilities	$12,832,539	$9,024,962

Business segment information is as follows:

	For the years ended December 31,
	2014	2013
SOCIAL NETWORKS
Sales	$744,245	$68,994
Operating income	(17,933,074)	(2,386,594)
Assets	14,331,565	472,689
Capital expenditures	155,481	354,825
Depreciation and amortization	221,782	242,625
EDUCATION AND MENTORING
Sales	$490,310	$315,989
Operating income	(1,896,329)	(194,464)
Assets	10,853,975	2,189,592
Capital expenditures	-	-
Depreciation and amortization	34,939	525
BUSINESS SERVICES
Sales	$400,047	$356,802
Operating income	(31,689)	20,952
Assets	1,974,518	1,614,306
Capital expenditures	-	-
Depreciation and amortization	563	3,453
REPORTABLE SEGMENTS TOTAL
Sales	$1,634,602	$741,785
Operating income	(19,861,092)	(2,560,106)
Assets	27,160,058	4,276,587
Capital expenditures	155,481	354,825
Depreciation and amortization	257,284	246,603
CORPORATE & OTHER
Operating (loss) from administrative expenses	$(6,526,136)	$(1,533,416)
Assets	262,522	306,996
Capital expenditures	-	-
Depreciation and amortization	-	-
TOTAL COMPANY
Sales	$1,634,602	$741,785
Operating income	(26,387,228)	(4,093,522)
Assets	27,422,580	4,583,583
Capital expenditures	155,481	354,825
Depreciation and amortization	257,284	246,603